Long term incentive plan (Tables)	12 Months Ended
Jun. 30, 2021
Schedule Of outstanding stock options
Grant	Vesting	Expiration	Exercise		Balance on	Granted	Exercised	Balance on
Date	Date	Date	Price		June 30,	(Expired or		June 30,
					2020	Cancelled)		2021
December 22, 2015	December 22, 2015	December 22, 2020		0.56	630,001	(557,826)	(72,175)	-
June 9, 2017	June 9, 2017	June 9, 2022	USD$	0.66	1,810,000	(470,000)	(440,000)	900,000
March 26, 2019	March 26, 2019	March 26, 2024	USD$	1.00	1,185,000	(315,000)	(290,000)	580,000
March 19, 2021	March 19, 2021	March 19, 2024	USD$	3.60	-	1,300,000	-	1,300,000
Totals					3,625,001	(42,826)	(802,175)	2,780,000

Grant	Vesting	Expiration	Exercise		Balance on	Granted	Exercised	Balance on
Date	Date	Date	Price		June 30,	(Expired or		June 30,
					2019	Cancelled)		2020
July 3, 2014	July 3, 2014	July 3, 2019	USD$	1.50	115,000	(115,000)	-	-
February 26, 2015	February 26, 2015	February 26, 2020	USD$	2.00	287,000	(287,000)	-	-
December 22, 2015	December 22, 2015	December 22, 2020	USD$	0.56	670,001	(40,000)	-	630,001
June 9, 2017	June 9, 2017	June 9, 2022	USD$	0.66	1,810,000	-	-	1,810,000
March26,2019	March 26, 2019	March 26, 2024	USD$	1.00	1,185,000	-	-	1,185,000
Totals					4,067,001	(442,000)	-	3,625,001

Schedule Of Restricted share units
Grant	Actual / Estimated	Vesting	Expiration	Balance on	Granted	Converted	Balance on
Date	Vesting Date	Condition	Date	June 30,	(Expired or		June 30,
				2020	Cancelled)		2021
December 29, 2020	February 7, 2021	Financing Milestone	February 19, 2021	-	172,481	(172,481)	-
December 29, 2020	February 7, 2021	Financing Milestone	August 19, 202	-	172,481	(172,481)	-
December 29, 2020	February 7, 2021	Financing Milestone	February 19, 2022	-	172,481	(172,481)	-
March 19, 2021	December 31, 2022	Employment	June 30, 2023	-	200,000		200,000
March 19, 2021	June 30, 2022	Plant Commissioning	December 31, 2022	-	100,000		100,000
March 19, 2021	June 30, 2022	Offtake Agreement	December 31, 2022	-	25,000		25,000
March 19, 2021	May 17, 2021	Financing Milestone	December 31, 2021	-	150,000		150,000

Totals				-	992,443	(517,443)	475,000